Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Borrowings
Borrowing arrangements	$ 80,000	$ 80,000
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	13,689	8,024
Total borrowings	86,951	81,286
Current	27,000	14,007
Non-current	$ 59,951	$ 67,279